UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-121

Name of Registrant: Vanguard Wellington Fund

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: November 30

Date of reporting period: August 31, 2010

Item 1: Schedule of Investments

Vanguard Wellington Fund

Schedule of Investments
As of August 31, 2010

		Market
		Value
	Shares	($000)
Common Stocks (63.9%)
Consumer Discretionary (5.2%)
Comcast Corp. Class A	24,202,400	414,345
Staples Inc.	19,396,600	344,677
News Corp. Class A	26,244,600	329,895
Time Warner Inc.	8,491,000	254,560
Johnson Controls Inc.	9,339,800	247,785
* Ford Motor Co.	17,000,360	191,934
* Daimler AG	3,734,923	181,023
Home Depot Inc.	6,467,300	179,856
Target Corp.	3,450,100	176,507
Honda Motor Co. Ltd. ADR	4,455,900	146,733
		2,467,315
Consumer Staples (5.9%)
PepsiCo Inc.	7,504,900	481,664
Philip Morris International Inc.	8,184,000	420,985
Procter & Gamble Co.	6,241,775	372,447
Nestle SA ADR	6,881,500	355,257
Wal-Mart Stores Inc.	7,047,900	353,382
Kimberly-Clark Corp.	4,395,600	283,077
Coca-Cola Co.	3,547,600	198,382
CVS Caremark Corp.	6,957,000	187,839
Unilever NV	5,761,400	154,348
		2,807,381
Energy (8.4%)
Exxon Mobil Corp.	15,441,764	913,535
Chevron Corp.	12,312,300	913,080
Anadarko Petroleum Corp.	7,805,400	358,970
Total SA ADR	7,630,900	355,981
Marathon Oil Corp.	10,526,500	320,953
ConocoPhillips	6,007,363	314,966
Baker Hughes Inc.	6,169,200	231,839
Cenovus Energy Inc.	7,013,704	188,739
Encana Corp.	6,466,704	177,770
Schlumberger Ltd.	2,237,000	119,299
ENI SPA ADR	2,416,700	95,822
Petroleo Brasileiro SA ADR	1,378,100	45,960
		4,036,914
Financials (10.5%)
Wells Fargo & Co.	30,694,317	722,851
JPMorgan Chase & Co.	17,457,776	634,765
MetLife Inc.	12,229,105	459,814
Bank of America Corp.	34,500,500	429,531
ACE Ltd.	7,331,300	392,005
PNC Financial Services Group Inc.	6,924,600	352,878
* UBS AG	19,785,534	332,991
Barclays PLC	51,489,036	236,646
Chubb Corp.	4,232,100	233,273
US Bancorp	9,990,600	207,804
Toronto-Dominion Bank	2,908,600	196,360

Goldman Sachs Group Inc.	1,225,900	167,875
Marsh & McLennan Cos. Inc.	5,526,700	131,093
Morgan Stanley	4,979,000	122,931
State Street Corp.	3,480,027	122,079
Hartford Financial Services Group Inc.	5,788,232	116,691
HSBC Holdings PLC ADR	2,306,700	113,490
Mitsubishi UFJ Financial Group Inc.	17,092,800	81,434
		5,054,511
Health Care (10.0%)
Pfizer Inc.	47,398,541	755,059
Merck & Co. Inc.	18,752,352	659,333
Eli Lilly & Co.	17,237,300	578,484
Johnson & Johnson	8,785,800	500,966
^ AstraZeneca PLC ADR	9,310,600	460,223
Bristol-Myers Squibb Co.	15,302,300	399,084
Medtronic Inc.	12,602,200	396,717
Teva Pharmaceutical Industries Ltd. ADR	5,578,700	282,171
Cardinal Health Inc.	7,527,800	225,533
UnitedHealth Group Inc.	6,161,100	195,430
* Gilead Sciences Inc.	4,488,300	142,997
* St. Jude Medical Inc.	2,583,600	89,315
Covidien PLC	2,164,400	76,490
Sanofi-Aventis SA ADR	2,013,303	57,600
		4,819,402
Industrials (7.4%)
Deere & Co.	7,544,600	477,347
United Parcel Service Inc. Class B	6,268,700	399,943
General Electric Co.	27,198,400	393,833
Siemens AG	3,832,438	347,599
Lockheed Martin Corp.	4,940,600	343,470
Waste Management Inc.	9,645,700	319,176
Canadian National Railway Co.	3,980,600	242,896
FedEx Corp.	3,104,100	242,275
Northrop Grumman Corp.	3,340,200	180,772
Illinois Tool Works Inc.	4,363,700	180,046
General Dynamics Corp.	3,114,100	173,985
Caterpillar Inc.	2,069,900	134,875
Schneider Electric SA	1,257,264	132,756
		3,568,973
Information Technology (8.5%)
International Business Machines Corp.	7,341,700	904,718
Accenture PLC Class A	9,985,400	365,466
* Cisco Systems Inc.	16,763,600	336,110
Microsoft Corp.	13,273,700	311,666
QUALCOMM Inc.	7,943,000	304,296
Hewlett-Packard Co.	7,834,300	301,464
Texas Instruments Inc.	12,733,300	293,248
Automatic Data Processing Inc.	6,862,600	264,965
Corning Inc.	16,498,500	258,697
Intel Corp.	12,263,000	217,300
* eBay Inc.	7,767,300	180,512
Oracle Corp.	7,805,200	170,778
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	17,946,885	168,880
		4,078,100
Materials (2.5%)
Rio Tinto PLC	4,817,671	243,057

	BASF SE			4,099,514	214,606
	Air Products & Chemicals Inc.			2,737,100	202,628
	Syngenta AG ADR			3,836,300	176,623
	Dow Chemical Co.			6,627,900	161,522
	Vale SA Class B ADR			4,174,472	111,667
	Newmont Mining Corp.			1,350,600	82,819
					1,192,922
Telecommunication Services (2.5%)
	AT&T Inc.			44,859,885	1,212,563

Utilities (3.0%)
	Dominion Resources Inc.			9,920,200	424,188
	NextEra Energy Inc.			7,154,800	384,427
	Exelon Corp.			9,165,500	373,219
	PG&E Corp.			5,552,600	259,640
					1,441,474
Total Common Stocks (Cost $27,181,975)					30,679,555
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (6.3%)
U.S. Government Securities (4.0%)
	United States Treasury Note/Bond	1.000%	7/31/11	277,000	278,776
	United States Treasury Note/Bond	1.000%	9/30/11	225,000	226,618
	United States Treasury Note/Bond	2.750%	2/15/19	52,000	54,072
	United States Treasury Note/Bond	3.500%	5/15/20	1,075,000	1,171,922
	United States Treasury Note/Bond	4.375%	11/15/39	133,890	154,621
					1,886,009
Agency Bonds and Notes (0.9%)
1	Bank of America Corp.	3.125%	6/15/12	50,000	52,211
2	Federal Home Loan Banks	3.625%	9/16/11	33,000	34,171
1	General Electric Capital Corp.	3.000%	12/9/11	50,000	51,617
1	General Electric Capital Corp.	2.000%	9/28/12	48,985	50,294
1	HSBC USA Inc.	3.125%	12/16/11	50,000	51,735
1	John Deere Capital Corp.	2.875%	6/19/12	50,000	52,011
1	JPMorgan Chase & Co.	3.125%	12/1/11	25,000	25,833
1	KeyBank NA	3.200%	6/15/12	25,000	26,139
1	Morgan Stanley	3.250%	12/1/11	25,000	25,872
1	PNC Funding Corp.	2.300%	6/22/12	13,590	14,007
	Residual Funding - Strip	0.000%	7/15/20	20,000	14,645
1	SunTrust Bank/Atlanta GA	3.000%	11/16/11	25,000	25,753
1	Wells Fargo & Co.	3.000%	12/9/11	19,000	19,617
					443,905
Conventional Mortgage-Backed Securities (1.4%)
[2,3] Fannie Mae Pool		5.500%	1/1/14–9/1/40	397,531	426,173
[2,3] Fannie Mae Pool		6.000%	9/1/40	220,000	236,843
[2,3] Federal National Mortgage Assn.		5.500%	1/1/17–5/1/21	1,442	1,559
[2,3] Ginnie Mae I Pool		7.000%	11/15/31–11/15/33	8,532	9,569
[2,3] Ginnie Mae I Pool		8.000%	6/15/17	36	40
					674,184
Total U.S. Government and Agency Obligations (Cost $2,924,266)					3,004,098

Asset-Backed/Commercial Mortgage-Backed Security (0.0%)
[3,4] Marriott Vacation Club Owner Trust (Cost $4,459)		5.362%	10/20/28	4,459	4,603
Corporate Bonds (24.8%)
Finance (12.1%)
	Banking (8.0%)
	American Express Bank FSB	5.550%	10/17/12	50,000	53,965
	American Express Bank FSB	5.500%	4/16/13	15,000	16,358
	American Express Credit Corp.	5.875%	5/2/13	44,000	48,272
4	American Express Travel Related Services Co. Inc.	5.250%	11/21/11	35,000	36,262
4	ANZ National Int'l Ltd./London	2.375%	12/21/12	17,425	17,726
4	ANZ National International Ltd./New Zealand	6.200%	7/19/13	18,960	21,041
	BAC Capital Trust VI	5.625%	3/8/35	96,180	84,612
	Bank of America NA	5.300%	3/15/17	68,000	69,758
	Bank of America NA	6.000%	10/15/36	30,000	30,500
	Bank of New York Mellon Corp.	5.125%	11/1/11	44,000	46,049
	Bank of New York Mellon Corp.	4.950%	11/1/12	30,000	32,542
	Bank of New York Mellon Corp.	4.950%	3/15/15	58,655	65,430
	Bank of Nova Scotia	3.400%	1/22/15	82,000	87,240
	Barclays Bank PLC	5.000%	9/22/16	15,570	16,931
[3,4] Barclays Bank PLC		5.926%	12/15/49	51,000	44,880
	BB&T Corp.	4.900%	6/30/17	8,045	8,462
	BB&T Corp.	5.250%	11/1/19	8,000	8,605
	Bear Stearns Cos. LLC	6.400%	10/2/17	8,765	10,183
	Bear Stearns Cos. LLC	7.250%	2/1/18	16,385	19,743
	BNY Mellon NA	4.750%	12/15/14	4,750	5,282
	Capital One Bank USA NA	6.500%	6/13/13	20,705	22,891
	Citigroup Inc.	5.300%	10/17/12	50,000	52,984
	Citigroup Inc.	5.850%	8/2/16	30,000	32,428
	Citigroup Inc.	6.125%	11/21/17	64,960	70,270
	Citigroup Inc.	8.500%	5/22/19	34,000	41,584
	Citigroup Inc.	6.625%	6/15/32	45,000	47,465
	Citigroup Inc.	6.125%	8/25/36	30,000	29,544
	Citigroup Inc.	8.125%	7/15/39	8,325	10,368
4	Commonwealth Bank of Australia	3.750%	10/15/14	22,650	23,983
4	Credit Agricole SA/London	3.500%	4/13/15	50,000	51,404
	Credit Suisse	5.000%	5/15/13	87,750	94,978
	Credit Suisse	5.500%	5/1/14	30,000	33,279
	Credit Suisse AG	5.400%	1/14/20	40,000	42,119
	Credit Suisse USA Inc.	6.500%	1/15/12	15,000	16,097
	Deutsche Bank AG	5.375%	10/12/12	41,245	44,731
	Deutsche Bank Financial LLC	5.375%	3/2/15	59,215	65,025
	Golden West Financial Corp.	4.750%	10/1/12	10,000	10,604
	Goldman Sachs Group Inc.	6.000%	5/1/14	75,000	83,273
	Goldman Sachs Group Inc.	5.350%	1/15/16	70,000	75,872
	Goldman Sachs Group Inc.	5.625%	1/15/17	40,000	41,871
	Goldman Sachs Group Inc.	5.950%	1/18/18	44,000	47,695
	Goldman Sachs Group Inc.	6.450%	5/1/36	50,000	50,096
	Goldman Sachs Group Inc.	6.750%	10/1/37	43,995	45,079
4	HBOS PLC	6.000%	11/1/33	80,500	63,964
	HSBC Bank USA NA	4.625%	4/1/14	19,710	21,060
	HSBC Holdings PLC	6.500%	5/2/36	25,000	28,437
4	ING Bank NV	2.650%	1/14/13	40,000	40,748
	JPMorgan Chase & Co.	4.650%	6/1/14	30,000	32,619
	JPMorgan Chase & Co.	5.125%	9/15/14	50,000	54,713
	JPMorgan Chase & Co.	3.700%	1/20/15	46,000	48,168
	JPMorgan Chase & Co.	5.250%	5/1/15	40,000	43,876

JPMorgan Chase & Co.	6.000%	1/15/18	57,000	64,701
JPMorgan Chase & Co.	6.300%	4/23/19	10,340	11,856
JPMorgan Chase & Co.	4.950%	3/25/20	55,000	58,248
3 JPMorgan Chase & Co.	7.900%	12/29/49	31,521	33,097
Mellon Funding Corp.	5.000%	12/1/14	30,000	33,353
Merrill Lynch & Co. Inc.	5.770%	7/25/11	30,000	31,295
Merrill Lynch & Co. Inc.	6.050%	5/16/16	70,000	73,725
Merrill Lynch & Co. Inc.	6.400%	8/28/17	23,000	24,706
Merrill Lynch & Co. Inc.	6.875%	4/25/18	40,000	44,249
Merrill Lynch & Co. Inc.	6.220%	9/15/26	25,000	25,243
Morgan Stanley	6.750%	10/15/13	25,775	28,624
Morgan Stanley	7.070%	2/10/14	17,500	19,199
Morgan Stanley	4.750%	4/1/14	70,000	71,856
Morgan Stanley	6.000%	5/13/14	20,000	21,734
Morgan Stanley	6.000%	4/28/15	44,000	48,041
Morgan Stanley	5.450%	1/9/17	70,000	72,913
Morgan Stanley	6.250%	8/9/26	20,000	21,306
National City Bank of Pennsylvania	7.250%	10/21/11	20,000	21,152
National City Corp.	6.875%	5/15/19	13,950	16,407
4 Nordea Bank AB	3.700%	11/13/14	22,880	23,929
Northern Trust Co.	4.600%	2/1/13	5,925	6,391
Northern Trust Corp.	5.300%	8/29/11	1,320	1,383
Northern Trust Corp.	5.200%	11/9/12	34,940	38,056
4 Oversea-Chinese Banking Corp. Ltd.	7.750%	9/6/11	14,805	15,647
Paribas/New York	6.950%	7/22/13	40,000	45,155
PNC Bank NA	4.875%	9/21/17	50,000	52,589
3 PNC Financial Services Group Inc.	8.250%	5/31/49	44,000	45,870
4 Rabobank Nederland NV	3.200%	3/11/15	52,000	54,238
Royal Bank of Scotland Group PLC	6.375%	2/1/11	40,775	41,387
Royal Bank of Scotland Group PLC	5.000%	10/1/14	9,700	9,751
Royal Bank of Scotland Group PLC	5.050%	1/8/15	19,510	19,355
Royal Bank of Scotland Group PLC	4.700%	7/3/18	10,000	8,393
4 Standard Chartered PLC	3.850%	4/27/15	14,990	15,568
State Street Corp.	5.375%	4/30/17	76,315	87,061
4 Svenska Handelsbanken AB	4.875%	6/10/14	56,000	60,764
UBS AG	3.875%	1/15/15	50,000	51,890
UBS AG/Stamford CT	5.875%	7/15/16	50,000	54,569
US Bancorp	2.875%	11/20/14	32,000	33,462
US Bank NA	6.375%	8/1/11	17,940	18,909
US Bank NA	6.300%	2/4/14	30,000	34,396
Wachovia Bank NA	6.600%	1/15/38	60,000	67,853
Wachovia Corp.	5.500%	5/1/13	35,000	38,419
Wachovia Corp.	5.250%	8/1/14	2,900	3,128
Wells Fargo & Co.	6.375%	8/1/11	10,000	10,505
Wells Fargo & Co.	5.125%	9/1/12	10,000	10,643
Wells Fargo & Co.	5.250%	10/23/12	50,000	54,144
Wells Fargo & Co.	4.950%	10/16/13	15,000	16,163
Wells Fargo & Co.	3.750%	10/1/14	28,000	29,532
Wells Fargo & Co.	3.625%	4/15/15	2,200	2,302
Wells Fargo & Co.	5.125%	9/15/16	25,000	27,185
Wells Fargo & Co.	5.625%	12/11/17	31,150	35,103
Wells Fargo Financial Inc.	5.500%	8/1/12	20,000	21,550

Brokerage (0.1%)
Ameriprise Financial Inc.	5.350%	11/15/10	659	665
Ameriprise Financial Inc.	5.300%	3/15/20	11,590	12,656
Charles Schwab Corp.	4.950%	6/1/14	14,750	16,280

	Finance Companies (0.8%)
	General Electric Capital Corp.	5.875%	2/15/12	30,000	31,998
	General Electric Capital Corp.	6.000%	6/15/12	15,000	16,217
	General Electric Capital Corp.	5.250%	10/19/12	60,000	64,816
	General Electric Capital Corp.	5.450%	1/15/13	40,000	43,457
	General Electric Capital Corp.	5.400%	2/15/17	20,000	21,846
	General Electric Capital Corp.	6.750%	3/15/32	30,000	33,783
	General Electric Capital Corp.	6.150%	8/7/37	37,800	40,431
	HSBC Finance Corp.	5.700%	6/1/11	19,230	19,894
	HSBC Finance Corp.	6.375%	10/15/11	75,000	79,181
	HSBC Finance Corp.	5.500%	1/19/16	25,000	27,296
[3,4] US Trade Funding Corp.		4.260%	11/15/14	11,205	11,743

	Insurance (2.5%)
	ACE Capital Trust II	9.700%	4/1/30	20,000	24,373
	ACE INA Holdings Inc.	5.800%	3/15/18	40,360	45,821
	Aetna Inc.	6.500%	9/15/18	11,460	13,766
4	AIG SunAmerica Global Financing VI	6.300%	5/10/11	60,000	61,200
	Allstate Corp.	5.000%	8/15/14	10,000	11,213
3	Allstate Corp.	6.125%	5/15/37	30,000	27,232
3	Allstate Corp.	6.500%	5/15/57	20,000	18,405
	American International Group Inc.	4.700%	10/1/10	34,400	34,228
	Berkshire Hathaway Finance Corp.	4.625%	10/15/13	50,000	54,888
	Chubb Corp.	6.000%	5/11/37	50,000	58,437
	Cincinnati Financial Corp.	6.920%	5/15/28	20,000	21,818
4	Farmers Exchange Capital	7.050%	7/15/28	25,000	25,064
	Genworth Global Funding Trusts	5.125%	3/15/11	47,825	48,867
	Genworth Global Funding Trusts	5.750%	5/15/13	25,000	26,201
	Hartford Financial Services Group Inc.	4.625%	7/15/13	9,000	9,463
	Hartford Financial Services Group Inc.	4.750%	3/1/14	15,000	15,710
	Hartford Financial Services Group Inc.	6.000%	1/15/19	44,000	46,137
	ING USA Global Funding Trust	4.500%	10/1/10	25,000	25,072
4	Jackson National Life Insurance Co.	8.150%	3/15/27	39,480	43,582
4	Liberty Mutual Insurance Co.	7.875%	10/15/26	31,210	34,223
4	MassMutual Global Funding II	2.875%	4/21/14	11,390	11,722
	Mercury General Corp.	7.250%	8/15/11	20,000	20,947
4	Metropolitan Life Global Funding I	5.125%	11/9/11	30,000	31,442
4	Metropolitan Life Global Funding I	5.125%	6/10/14	20,000	22,100
4	Metropolitan Life Insurance Co.	7.700%	11/1/15	51,000	61,096
4	New York Life Global Funding	5.250%	10/16/12	20,720	22,527
4	New York Life Insurance Co.	5.875%	5/15/33	55,395	62,956
	Principal Life Income Funding Trusts	5.125%	3/1/11	42,935	43,701
	Prudential Financial Inc.	5.800%	6/15/12	25,080	26,889
	Prudential Financial Inc.	5.150%	1/15/13	29,115	31,150
	Prudential Financial Inc.	4.750%	4/1/14	28,700	30,728
	Prudential Financial Inc.	5.100%	9/20/14	10,000	10,872
4	TIAA Global Markets Inc.	5.125%	10/10/12	46,100	49,818
	Torchmark Corp.	7.875%	5/15/23	45,000	54,239
	Travelers Cos. Inc.	5.800%	5/15/18	32,500	37,449
	UnitedHealth Group Inc.	6.000%	6/15/17	9,500	11,095

	Other Finance (0.1%)
	NYSE Euronext	4.800%	6/28/13	52,025	56,660

	Real Estate Investment Trusts (0.6%)
	Duke Realty LP	5.950%	2/15/17	3,075	3,309
	Duke Realty LP	6.500%	1/15/18	11,850	13,068
	ProLogis	5.625%	11/15/16	19,600	18,739

Realty Income Corp.	6.750%	8/15/19	21,075	24,329
Simon Property Group LP	5.100%	6/15/15	50,000	55,455
Simon Property Group LP	6.100%	5/1/16	49,050	56,509
Simon Property Group LP	6.125%	5/30/18	10,000	11,594
4 WCI Finance LLC / WEA Finance LLC	5.700%	10/1/16	64,150	71,795
4 WEA Finance LLC	7.125%	4/15/18	34,000	40,366
				5,794,579
Industrial (9.6%)
Basic Industry (0.3%)
BHP Billiton Finance USA Ltd.	4.800%	4/15/13	15,000	16,303
BHP Billiton Finance USA Ltd.	7.250%	3/1/16	15,000	18,254
EI du Pont de Nemours & Co.	4.750%	11/15/12	17,560	18,998
PPG Industries Inc.	6.875%	2/15/12	9,355	10,077
Rio Tinto Alcan Inc.	7.250%	3/15/31	21,273	26,976
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	37,000	43,809
3 Rohm and Haas Holdings Ltd.	9.800%	4/15/20	7,500	8,978

Capital Goods (1.0%)
3M Co.	6.375%	2/15/28	30,000	37,697
Boeing Co.	8.625%	11/15/31	9,460	14,117
Caterpillar Financial Services Corp.	2.000%	4/5/13	21,175	21,684
Caterpillar Financial Services Corp.	6.200%	9/30/13	9,000	10,317
Caterpillar Inc.	7.300%	5/1/31	10,000	13,684
Deere & Co.	7.125%	3/3/31	17,500	23,258
General Dynamics Corp.	4.250%	5/15/13	40,000	43,390
General Electric Co.	5.250%	12/6/17	41,685	46,824
John Deere Capital Corp.	5.350%	1/17/12	40,000	42,406
John Deere Capital Corp.	5.100%	1/15/13	40,000	43,750
4 Siemens Financieringsmaatschappij NV	5.750%	10/17/16	89,650	104,761
United Technologies Corp.	7.500%	9/15/29	19,230	26,695
United Technologies Corp.	6.050%	6/1/36	20,325	24,625
United Technologies Corp.	6.125%	7/15/38	45,000	55,439

Communication (1.7%)
AT&T Inc.	5.100%	9/15/14	40,160	45,314
AT&T Inc.	5.600%	5/15/18	44,000	51,077
AT&T Inc.	6.450%	6/15/34	73,115	84,359
AT&T Inc.	6.800%	5/15/36	11,305	13,883
AT&T Inc.	6.500%	9/1/37	9,675	11,515
BellSouth Corp.	6.000%	10/15/11	25,000	26,420
BellSouth Corp.	5.200%	9/15/14	20,000	22,603
BellSouth Corp.	6.550%	6/15/34	32,225	36,339
BellSouth Corp.	6.000%	11/15/34	11,995	12,751
BellSouth Telecommunications Inc.	7.000%	12/1/95	27,600	32,307
Cellco Partnership / Verizon Wireless Capital LLC	5.550%	2/1/14	28,000	31,719
Cellco Partnership / Verizon Wireless Capital LLC	8.500%	11/15/18	21,000	28,385
France Telecom SA	4.375%	7/8/14	16,800	18,589
Grupo Televisa SA	6.625%	1/15/40	25,090	28,412
News America Inc.	5.650%	8/15/20	14,505	16,526
Time Warner Cable Inc.	5.850%	5/1/17	34,980	39,924
Time Warner Cable Inc.	6.750%	6/15/39	29,985	35,154
Verizon Communications Inc.	4.350%	2/15/13	15,530	16,724
Verizon Communications Inc.	5.500%	4/1/17	25,000	28,667
Verizon Communications Inc.	5.850%	9/15/35	49,525	54,195
Verizon Communications Inc.	6.900%	4/15/38	9,710	11,992

Verizon Global Funding Corp.	6.875%	6/15/12	10,000	11,029
Verizon Global Funding Corp.	4.375%	6/1/13	10,000	10,850
Verizon Global Funding Corp.	7.750%	12/1/30	56,410	73,656
Verizon Maryland Inc.	7.150%	5/1/23	10,000	10,839
Vodafone Group PLC	5.000%	12/16/13	10,000	10,930
Vodafone Group PLC	5.375%	1/30/15	40,000	44,669

Consumer Cyclical (1.5%)
4 American Honda Finance Corp.	4.625%	4/2/13	50,000	53,733
CVS Caremark Corp.	4.875%	9/15/14	35,000	38,830
CVS Caremark Corp.	5.750%	6/1/17	16,285	18,673
Daimler Finance North America LLC	6.500%	11/15/13	49,855	56,862
Daimler Finance North America LLC	8.500%	1/18/31	33,000	45,170
Johnson Controls Inc.	7.125%	7/15/17	36,300	43,597
Lowe's Cos. Inc.	6.875%	2/15/28	5,790	7,180
Lowe's Cos. Inc.	6.500%	3/15/29	39,900	48,033
Lowe's Cos. Inc.	5.500%	10/15/35	20,000	21,956
Lowe's Cos. Inc.	6.650%	9/15/37	25,905	32,777
Staples Inc.	9.750%	1/15/14	25,220	31,210
Target Corp.	5.875%	3/1/12	40,000	43,024
Target Corp.	5.125%	1/15/13	24,025	26,333
Target Corp.	5.875%	7/15/16	20,000	23,981
Time Warner Cos. Inc.	7.570%	2/1/24	20,000	24,925
Time Warner Cos. Inc.	6.950%	1/15/28	20,000	23,529
Walt Disney Co.	6.375%	3/1/12	20,000	21,685
Walt Disney Co.	4.700%	12/1/12	33,500	36,300
Walt Disney Co.	5.625%	9/15/16	30,000	35,803
Western Union Co.	5.930%	10/1/16	60,000	69,572

Consumer Noncyclical (2.9%)
Abbott Laboratories	4.350%	3/15/14	30,500	33,694
Amgen Inc.	4.500%	3/15/20	6,625	7,401
Anheuser-Busch Cos. Inc.	5.000%	3/1/19	15,000	16,383
Anheuser-Busch Cos. Inc.	6.500%	1/1/28	19,550	22,862
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	9,830	11,103
AstraZeneca PLC	6.450%	9/15/37	48,385	62,119
Baxter International Inc.	5.900%	9/1/16	12,498	15,078
4 Cargill Inc.	5.200%	1/22/13	36,000	39,103
4 Cargill Inc.	4.375%	6/1/13	20,400	21,881
4 Cargill Inc.	6.000%	11/27/17	25,000	29,587
4 Cargill Inc.	6.875%	5/1/28	19,355	23,775
4 Cargill Inc.	6.125%	4/19/34	28,980	33,363
Coca-Cola Co.	5.350%	11/15/17	85,000	100,233
Coca-Cola Enterprises Inc.	7.000%	10/1/26	10,075	13,315
Coca-Cola HBC Finance BV	5.125%	9/17/13	43,000	46,866
Coca-Cola HBC Finance BV	5.500%	9/17/15	17,440	19,929
Colgate-Palmolive Co.	7.600%	5/19/25	13,920	19,890
ConAgra Foods Inc.	6.750%	9/15/11	632	669
Diageo Capital PLC	5.200%	1/30/13	50,590	55,395
Eli Lilly & Co.	6.000%	3/15/12	45,000	48,590
Express Scripts Inc.	6.250%	6/15/14	14,670	16,841
GlaxoSmithKline Capital Inc.	4.850%	5/15/13	35,000	38,475
GlaxoSmithKline Capital Inc.	4.375%	4/15/14	35,000	38,718
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	45,000	51,017
Hershey Co.	4.850%	8/15/15	9,620	10,797
Johnson & Johnson	5.150%	7/15/18	14,800	17,202
Kimberly-Clark Corp.	4.875%	8/15/15	30,000	34,495
Medtronic Inc.	4.750%	9/15/15	20,000	22,770

Merck & Co. Inc.	5.125%	11/15/11	69,000	72,747
Merck & Co. Inc.	5.300%	12/1/13	39,000	43,996
Merck & Co. Inc.	6.550%	9/15/37	10,000	13,257
PepsiCo Inc.	5.150%	5/15/12	50,000	53,729
PepsiCo Inc.	3.100%	1/15/15	48,000	51,055
PepsiCo Inc.	7.000%	3/1/29	10,000	13,338
Pfizer Inc.	5.350%	3/15/15	33,000	38,069
Philip Morris International Inc.	4.500%	3/26/20	8,250	8,969
3 Procter & Gamble - Esop	9.360%	1/1/21	50,664	66,664
4 Roche Holdings Inc.	6.000%	3/1/19	14,250	17,311
4 SABMiller PLC	6.500%	7/1/16	50,000	59,955
4 Tesco PLC	5.500%	11/15/17	50,000	57,306
Thermo Fisher Scientific Inc.	3.250%	11/20/14	9,385	9,952
Thermo Fisher Scientific Inc.	3.200%	5/1/15	10,355	10,926
Zeneca Wilmington Inc.	7.000%	11/15/23	29,000	39,017

Energy (0.6%)
Apache Finance Canada Corp.	7.750%	12/15/29	19,910	26,832
BP Capital Markets PLC	4.750%	3/10/19	27,215	26,603
ConocoPhillips	5.200%	5/15/18	80,000	91,464
EOG Resources Inc.	5.625%	6/1/19	16,100	18,958
4 Motiva Enterprises LLC	5.750%	1/15/20	5,065	5,827
Shell International Finance BV	3.250%	9/22/15	44,000	46,423
Shell International Finance BV	4.375%	3/25/20	38,000	41,444
Statoil ASA	2.900%	10/15/14	19,885	20,874
Suncor Energy Inc.	5.950%	12/1/34	20,700	22,452

Other Industrial (0.2%)
4 Hutchison Whampoa International 03/13 Ltd.	6.500%	2/13/13	50,000	55,017
Snap-On Inc.	6.250%	8/15/11	34,990	36,679

Technology (0.8%)
Cisco Systems Inc.	4.450%	1/15/20	40,000	43,937
Dell Inc.	5.875%	6/15/19	34,840	40,494
Hewlett-Packard Co.	5.250%	3/1/12	75,000	79,905
Hewlett-Packard Co.	5.500%	3/1/18	29,135	34,542
IBM International Group Capital LLC	5.050%	10/22/12	50,000	54,450
International Business Machines Corp.	8.375%	11/1/19	25,000	34,902
International Business Machines Corp.	5.875%	11/29/32	25,000	29,783
Intuit Inc.	5.400%	3/15/12	19,610	20,803
Oracle Corp.	4.950%	4/15/13	25,020	27,602
Oracle Corp.	6.125%	7/8/39	18,000	21,563

Transportation (0.6%)
3 Continental Airlines 2007-1 Class A Pass
Through Trust	5.983%	4/19/22	30,908	31,835
4 ERAC USA Finance LLC	5.900%	11/15/15	19,500	22,279
4 ERAC USA Finance LLC	7.000%	10/15/37	26,175	30,544
3 Federal Express Corp. 1998 Pass Through Trust	6.720%	1/15/22	33,038	37,474
Southwest Airlines Co.	5.750%	12/15/16	32,500	35,526
3 Southwest Airlines Co. 1993-A Pass Through Trust	7.540%	6/29/15	27,195	29,505
3 Southwest Airlines Co. 2007-1 Pass Through Trust	6.150%	8/1/22	21,362	22,600
United Parcel Service Inc.	4.500%	1/15/13	66,475	72,136
				4,634,338

Utilities (3.1%)
Electric (2.6%)
Alabama Power Co.	4.850%	12/15/12	42,330	45,922
Alabama Power Co.	5.550%	2/1/17	17,650	20,510
Alabama Power Co.	5.700%	2/15/33	15,000	17,080
Carolina Power & Light Co.	6.300%	4/1/38	14,705	18,524
Central Illinois Public Service Co.	6.125%	12/15/28	54,000	57,062
Commonwealth Edison Co.	5.950%	8/15/16	23,120	27,169
Connecticut Light & Power Co.	5.650%	5/1/18	13,655	15,787
Consolidated Edison Co. of New York Inc.	5.500%	9/15/16	20,930	24,442
Consolidated Edison Co. of New York Inc.	5.300%	12/1/16	25,505	29,709
Consolidated Edison Co. of New York Inc.	7.125%	12/1/18	11,278	14,621
Dominion Resources Inc.	5.200%	8/15/19	19,250	22,026
Duke Energy Carolinas LLC	5.250%	1/15/18	9,000	10,346
Duke Energy Carolinas LLC	5.100%	4/15/18	18,235	20,793
4 EDP Finance BV	5.375%	11/2/12	40,745	42,558
4 Enel Finance International SA	6.800%	9/15/37	38,515	43,067
Florida Power & Light Co.	5.550%	11/1/17	9,835	11,614
Florida Power & Light Co.	5.650%	2/1/35	50,000	58,269
Florida Power & Light Co.	4.950%	6/1/35	10,000	10,630
Florida Power & Light Co.	5.650%	2/1/37	5,000	5,863
Florida Power & Light Co.	5.950%	2/1/38	39,215	47,597
Florida Power Corp.	6.350%	9/15/37	8,000	10,046
Florida Power Corp.	6.400%	6/15/38	27,055	34,227
Georgia Power Co.	5.400%	6/1/18	38,660	45,105
Midamerican Energy Holdings Co.	6.125%	4/1/36	25,000	29,138
National Rural Utilities Cooperative Finance
Corp.	3.875%	9/16/15	24,125	26,071
National Rural Utilities Cooperative Finance
Corp.	5.450%	2/1/18	60,000	69,514
Northern States Power Co./MN	6.250%	6/1/36	50,000	63,044
NSTAR	4.500%	11/15/19	3,535	3,982
PacifiCorp	5.900%	8/15/34	12,500	14,897
PacifiCorp	6.250%	10/15/37	36,635	45,788
Peco Energy Co.	5.350%	3/1/18	20,545	23,953
Potomac Electric Power Co.	6.500%	11/15/37	25,000	31,986
PPL Energy Supply LLC	6.200%	5/15/16	13,573	15,650
Public Service Electric & Gas Co.	5.300%	5/1/18	25,100	28,980
San Diego Gas & Electric Co.	6.000%	6/1/26	3,600	4,424
South Carolina Electric & Gas Co.	5.800%	1/15/33	9,000	10,535
South Carolina Electric & Gas Co.	6.050%	1/15/38	34,000	41,182
Southern California Edison Co.	6.000%	1/15/34	7,695	9,198
Southern California Edison Co.	5.550%	1/15/37	50,475	57,891
Southern California Edison Co.	5.950%	2/1/38	50,000	60,598
Southern Co.	5.300%	1/15/12	13,300	14,069
Wisconsin Electric Power Co.	4.500%	5/15/13	21,565	23,361
Wisconsin Electric Power Co.	5.700%	12/1/36	17,280	20,383
Wisconsin Public Service Corp.	6.080%	12/1/28	45,000	50,630

Natural Gas (0.4%)
AGL Capital Corp.	6.375%	7/15/16	25,815	30,317
British Transco Finance Inc.	6.625%	6/1/18	50,000	59,125
4 DCP Midstream LLC	6.450%	11/3/36	30,325	33,291
KeySpan Corp.	4.650%	4/1/13	9,000	9,618
National Grid PLC	6.300%	8/1/16	30,000	35,170
Wisconsin Gas LLC	6.600%	9/15/13	13,100	14,563

	Other Utility (0.1%)
	UGI Utilities Inc.	5.753%	9/30/16	37,590	43,957

					1,504,282
Total Corporate Bonds (Cost $10,839,203)					11,933,199
Sovereign Bonds (U.S. Dollar-Denominated) (1.6%)
4	Abu Dhabi National Energy Co.	5.875%	10/27/16	41,140	43,753
^,4 Austria Government International Bond		2.000%	11/15/12	19,825	20,345
4	CDP Financial Inc.	4.400%	11/25/19	40,000	43,001
4	EDF SA	4.600%	1/27/20	50,000	54,819
4	Emirate of Abu Dhabi	5.500%	8/2/12	10,000	10,800
	Inter-American Development Bank	4.375%	9/20/12	40,000	42,900
	International Bank for Reconstruction &
	Development	4.750%	2/15/35	40,000	46,199
	Japan Finance Organization for Municipalities	4.625%	4/21/15	50,000	56,859
	Kreditanstalt fuer Wiederaufbau	7.000%	3/1/13	10,000	11,467
	Oesterreichische Kontrollbank AG	4.500%	3/9/15	50,000	55,612
^	Province of British Columbia Canada	4.300%	5/30/13	40,000	43,769
	Province of Ontario Canada	4.500%	2/3/15	35,000	39,271
	Province of Ontario Canada	4.000%	10/7/19	56,415	61,468
	Province of Ontario Canada	4.400%	4/14/20	50,000	55,835
	Province of Quebec Canada	4.875%	5/5/14	25,000	28,099
	Province of Quebec Canada	5.125%	11/14/16	50,000	58,176
4	Qatar Government International Bond	4.000%	1/20/15	32,000	33,600
4	Ras Laffan Liquefied Natural Gas Co. Ltd. III	5.500%	9/30/14	14,985	16,621
	South Africa Government International Bond	6.500%	6/2/14	21,900	24,940
Total Sovereign Bonds (Cost $674,455)					747,534
Taxable Municipal Bonds (1.8%)
	Atlanta GA Downtown Dev. Auth. Rev.	6.875%	2/1/21	12,285	14,394
	Bay Area Toll Auth. CA Toll Bridge Rev.	6.263%	4/1/49	40,000	45,475
	Board of Trustees of The Leland Stanford
	Junior University	6.875%	2/1/24	34,745	46,440
	Board of Trustees of The Leland Stanford
	Junior University	7.650%	6/15/26	29,000	38,948
	Chicago IL Metro. Water Reclamation Dist.
	GO	5.720%	12/1/38	8,545	9,962
	Chicago IL O'Hare International Airport Rev.	6.845%	1/1/38	21,280	22,895
	Chicago IL O'Hare International Airport Rev.	6.395%	1/1/40	8,970	9,921
	Dallas TX Area Rapid Transit Rev.	5.999%	12/1/44	29,925	35,982
	Illinois State Tollway Highway Auth. Toll
	Highway Rev.	6.184%	1/1/34	29,200	31,284
5	Kansas Dev. Finance Auth. Rev. (Public
	Employee Retirement System)	5.501%	5/1/34	50,000	53,316
	Los Angeles CA Dept. of Water & Power Rev.	6.008%	7/1/39	13,645	15,302
	Los Angeles CA USD GO	5.750%	7/1/34	55,325	57,011
	Maryland Transp. Auth. Rev.	5.888%	7/1/43	21,685	25,164
	Massachusetts School Building Auth.
	Dedicated Sales Tax Rev.	5.715%	8/15/39	40,105	46,596
	New Jersey Turnpike Auth. Rev.	7.414%	1/1/40	35,285	44,876
	North Texas Tollway Auth. Rev.	6.718%	1/1/49	61,100	67,436
3,4,	6 Ohana Military Communities LLC
3,4,	6 Ohana Military Communities LLC
	Oregon GO	5.528%	6/30/28	50,000	56,783
	Oregon GO	5.902%	8/1/38	19,510	21,853

Oregon State Dept. Transp. Highway Usertax
Rev.	5.834%	11/15/34	25,930	29,579

4 Pacific Beacon LLC	5.379%	7/15/26	9,000	8,925
Port Auth. of New York & New Jersey Rev.	5.859%	12/1/24	12,735	14,774
Port Auth. of New York & New Jersey Rev.	6.040%	12/1/29	10,455	11,914
President and Fellows of Harvard College	6.300%	10/1/37	50,675	59,331
San Antonio TX Electric & Gas Rev.	5.985%	2/1/39	11,890	14,333
Univ. of California Regents	6.583%	5/15/49	23,785	27,307
Univ. of California Rev.	5.770%	5/15/43	39,325	43,493
Total Taxable Municipal Bonds (Cost $784,435)				878,802
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (1.9%)
Money Market Fund (0.2%)
[7,8] Vanguard Market Liquidity Fund	0.288%		86,139,000	86,139

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Repurchase Agreement (1.7%)
BNP Paribas Securities Corp.
(Dated 8/31/10, Repurchase Value
$824,706,000, collateralized by Federal
National Mortgage Assn. 4.000%-6.500%,
5/1/19-7/1/40, Federal Home Loan
Mortgage Corp. 4.000%-6.000%, 3/1/25-
8/1/40)	0.250%	9/1/10	824,700	824,700

Total Temporary Cash Investments (Cost $910,839)				910,839
Total Investments (100.3%) (Cost $43,319,632)				48,158,630
Other Assets and Liabilities-Net (-0.3%)[8]				(138,900)
Net Assets (100%)				48,019,730

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $83,740,000.
1 Guaranteed by the Federal Deposit Insurance Corporation (FDIC) as part of the Temporary Liquidity Guarantee Program.
2 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2010, the aggregate value of these securities was $1,955,121,000, representing 4.1% of net assets.
5 Scheduled principal and interest payments are guaranteed by FSA (Financial Security Association).
6 Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
7 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
8 Includes $86,138,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.
GO—General Obligation Bond.
USD—United School District.

Wellington Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of August 31, 2010, based on the inputs used to value them:

Wellington Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	29,242,433	1,437,122	-
U.S. Government and Agency Obligations	-	3,004,098	-
Asset-Backed/Commercial Mortgage-Backed Security	-	4,603	-
Corporate Bonds	-	11,933,199	-
Sovereign Bonds	-	747,534	-
Taxable Municipal Bonds	-	878,802	-
Temporary Cash Investments	86,139	824,700	-
Total	29,328,572	18,830,058	-
1 Represents variation margin on the last day of the reporting period.

D. At August 31, 2010, the cost of investment securities for tax purposes was $43,319,632,000. Net unrealized appreciation of investment securities for tax purposes was $4,838,998,000, consisting of unrealized gains of $6,324,424,000 on securities that had risen in value since their purchase and $1,485,426,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD WELLINGTON FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WELLINGTON FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 21, 2010

VANGUARD WELLINGTON FUND

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: October 21, 2010

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683,
Incorporated by Reference.